CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY - CASH FLOWS (Details) - USD ($)	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	$ 845,331	$ 1,269,926	$ 2,897,564
Adjustments to reconcile net cash flows from operating activities:
Net cash provided by operating activities	2,220,418	783,940	216,455
CHANGES IN CASH AND CASH EQUIVALENTS	412,265	2,282,441	(1,210,053)
Cash and cash equivalents, beginning of year	4,949,836	2,667,395	3,877,448
Cash and cash equivalents, end of year	5,362,101	4,949,836	2,667,395
PARENT COMPANY
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	8,652	477,689	595,513
Adjustments to reconcile net cash flows from operating activities:
Equity in earnings of subsidiary and VIEs	(8,652)	(477,689)	(595,513)
Net cash provided by operating activities	0	0	0
CHANGES IN CASH AND CASH EQUIVALENTS	0	0	$ 0
Supplemental non-cash financing activity:
Increase of intercompany receivables due to Subsidiaries and VIEs collection of proceeds of issuance of Class A securities on behalf of the parent company	$ 458,341	$ 548,367